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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN TRUSTS

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2006 (UNAUDITED)


                                                                               NUMBER OF
                                                                                 SHARES                              VALUE
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COMMON STOCK - 97.3%
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CONSUMER DISCRETIONARY - 17.6%
Bed Bath & Beyond, Inc.                                                           725,000                        $    27,840 (a)
Carnival Corp.                                                                  1,600,000                             75,792
Comcast Corp. (Class A)                                                         2,200,000                             57,464 (a,e)
Discovery Holding Co. (Series A)                                                  240,000                              3,600 (a,e)
Liberty Global Inc. (Series C)                                                  1,650,000                             32,587 (a,e)
Liberty Global, Inc. (Series A)                                                   910,000                             18,628 (a)
Liberty Media Corp. (Series A)                                                  9,100,000                             74,711 (a)
News Corp. (Class A)                                                              800,000                             13,288 (e)
Omnicom Group, Inc.                                                                90,000                              7,492
Target Corp.                                                                      190,000                              9,882
The Home Depot, Inc.                                                            2,000,000                             84,600
                                                                                                                     405,884

CONSUMER STAPLES - 2.6%
Colgate-Palmolive Co.                                                             286,670                             16,369
PepsiCo, Inc.                                                                     760,000                             43,920
                                                                                                                      60,289

ENERGY - 7.4%
Baker Hughes Incorporated                                                         200,000                             13,680 (e)
Exxon Mobil Corp.                                                                 760,000                             46,254
Schlumberger Ltd.                                                                 780,000                             98,725
Transocean Inc.                                                                   150,000                             12,045 (a)
                                                                                                                     170,704

FINANCIALS - 16.2%
AFLAC Incorporated                                                                560,000                             25,273
Alleghany Corp.                                                                    37,885                             10,968 (a)
American Express Co.                                                               90,000                              4,729
American International Group, Inc.                                                330,000                             21,810
Berkshire Hathaway, Inc. (Class B)                                                 14,000                             42,168 (a)
CB Richard Ellis Group, Inc. (Class A)                                            100,000                              8,070 (a)
Citigroup, Inc.                                                                 1,100,000                             51,953
Federal National Mortgage Assoc.                                                1,100,000                             56,540
SLM Corp.                                                                       1,000,000                             51,940
State Street Corp.                                                              1,650,000                             99,709 (c,e)
                                                                                                                     373,160

HEALTHCARE - 19.6%
Abbott Laboratories                                                               980,000                             41,621
Amgen, Inc.                                                                     1,045,000                             76,024 (a)
Cardinal Health, Inc.                                                              85,000                              6,334
DENTSPLY International, Inc.                                                       40,000                              2,326 (e)
Johnson & Johnson                                                               1,290,000                             76,394
LIncare Holdings Inc.                                                           1,310,000                             51,038 (a)
Medtronic Inc.                                                                    590,000                             29,942
Pfizer Inc.                                                                     2,780,000                             69,278
UnitedHealth Group Incorporated                                                   960,000                             53,626
Wyeth                                                                             310,000                             15,041
Zimmer Holdings, Inc.                                                             440,000                             29,744 (a,e)
                                                                                                                     451,368

INDUSTRIALS - 4.3%
Dover Corp.                                                                     1,900,000                             92,264
Iron Mountain Incorporated                                                        125,000                              5,092 (a)
Stericycle, Inc.                                                                   35,000                              2,367 (a)
                                                                                                                      99,723

INFORMATION TECHNOLOGY - 26.0%
Analog Devices, Inc.                                                              700,000                             26,803
Automatic Data Processing, Inc.                                                   680,000                             31,062
Checkfree Corp.                                                                   150,000                              7,575 (a,e)
Cisco Systems, Inc.                                                             1,900,000                             41,173 (a)
Cogent, Inc.                                                                       20,000                                367 (a,e)
Dell, Inc.                                                                      1,100,000                             32,736 (a)
eBay, Inc.                                                                        675,000                             26,365 (a)
EMC Corporation                                                                   400,000                              5,452 (a)
First Data Corp.                                                                2,175,000                            101,833 (d)
Intuit Inc.                                                                     1,950,000                            103,720 (a,e)
Linear Technology Corp.                                                           350,000                             12,278
Microsoft Corp.                                                                 2,850,000                             77,548
Molex Inc. (Class A)                                                            2,280,000                             67,762 (e)
Paychex, Inc.                                                                     530,000                             22,080
QUALCOMM, Inc.                                                                    400,000                             20,244
Yahoo! Inc.                                                                       675,000                             21,776 (a)
                                                                                                                     598,774

MATERIALS - 1.9%
Monsanto Co.                                                                      500,000                             42,375

TELECOMMUNICATION SERVICES - 1.7%
Vodafone Group PLC ADR                                                          1,850,000                             38,665 (e)

TOTAL INVESTMENTS IN SECURITIES                                                                                    2,240,942
(COST $1,426,845)

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SHORT-TERM INVESTMENTS - 5.0%
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SHORT-TERM INVESTMENTS - 2.4%
GEI Short Term Investment Fund
4.87%                                                                          56,025,004                             56,025 (b,f)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 2.6%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                          59,374,447                             59,374 (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                                                         115,399
(COST $115,399)

TOTAL INVESTMENTS                                                                                                  2,356,341
(COST $1,542,244)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.3)%                                                                  (52,883)
                                                                                                                 -----------
NET ASSETS  - 100.0%                                                                                             $ 2,303,458
                                                                                                                 ===========


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2006 (unaudited)
--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)  All or a portion of the security is out on loan.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+    Percentages are based on net assets as of March 31, 2006.



Abbreviations:

ADR     American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2006